FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.5%
AT&T Inc.	58,843	$870,288

Entertainment - 1.1%
Activision Blizzard Inc.	3,500	321,965
Electronic Arts Inc.	7,734	927,925
Warner Bros. Discovery Inc.	53,282	700,126	*

Total Entertainment		1,950,016

Interactive Media & Services - 6.1%
Alphabet Inc., Class A Shares	25,000	3,404,250	*
Alphabet Inc., Class C Shares	28,470	3,910,354	*
Meta Platforms Inc., Class A Shares	11,172	3,305,683	*

Total Interactive Media & Services		10,620,287

Media - 0.9%
Comcast Corp., Class A Shares	34,375	1,607,375

TOTAL COMMUNICATION SERVICES		15,047,966

CONSUMER DISCRETIONARY - 12.0%
Automobiles - 1.9%
General Motors Co.	21,484	719,929
Harley-Davidson Inc.	21,233	716,614
Tesla Inc.	7,564	1,952,117	*

Total Automobiles		3,388,660

Broadline Retail - 3.5%
Amazon.com Inc.	36,000	4,968,360	*
eBay Inc.	14,404	645,011
Nordstrom Inc.	29,705	481,815

Total Broadline Retail		6,095,186

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings Inc.	496	1,540,095	*
Expedia Group Inc.	4,694	508,783	*
MGM Resorts International	24,063	1,058,291
Six Flags Entertainment Corp.	17,187	394,613	*

Total Hotels, Restaurants & Leisure		3,501,782

Household Durables - 2.2%
PulteGroup Inc.	25,781	2,115,589
Toll Brothers Inc.	20,381	1,669,815

Total Household Durables		3,785,404

Specialty Retail - 1.9%
AutoZone Inc.	344	870,777	*
Gap Inc.	62,736	726,483

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report	1

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Home Depot Inc.	2,700	$891,810
Ulta Beauty Inc.	1,805	749,129	*

Total Specialty Retail		3,238,199

Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	9,453	790,271

TOTAL CONSUMER DISCRETIONARY		20,799,502

CONSUMER STAPLES - 5.2%
Beverages - 0.7%
Molson Coors Beverage Co., Class B Shares	18,047	1,145,804

Consumer Staples Distribution & Retail - 2.5%
Albertsons Cos. Inc., Class A Shares	40,391	904,759
Costco Wholesale Corp.	855	469,634
Kroger Co.	21,302	988,200
Walmart Inc.	12,000	1,951,320

Total Consumer Staples Distribution & Retail		4,313,913

Food Products - 0.8%
Hershey Co.	6,768	1,454,172

Household Products - 0.9%
Colgate-Palmolive Co.	8,000	587,760
Procter & Gamble Co.	6,806	1,050,438

Total Household Products		1,638,198

Tobacco - 0.3%
Altria Group Inc.	10,312	455,997

TOTAL CONSUMER STAPLES		9,008,084

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
APA Corp.	13,000	569,920
Cheniere Energy Inc.	4,200	685,440
Exxon Mobil Corp.	33,418	3,715,747
Marathon Oil Corp.	43,954	1,158,188
Marathon Petroleum Corp.	5,156	736,122
Valero Energy Corp.	9,602	1,247,300

TOTAL ENERGY		8,112,717

FINANCIALS - 12.5%
Banks - 3.2%
Associated Banc-Corp.	34,115	591,213
Bank of America Corp.	4,370	125,288
Citizens Financial Group Inc.	25,929	729,383
JPMorgan Chase & Co.	12,890	1,886,193

See Notes to Schedule of Investments.

2	Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
Wells Fargo & Co.	33,930	$1,400,970
Zions Bancorp NA	24,290	862,295

Total Banks		5,595,342

Capital Markets - 2.0%
Bank of New York Mellon Corp.	19,766	886,900
BGC Group Inc., Class A Shares	214,849	1,061,354
Evercore Inc., Class A Shares	4,296	601,655
State Street Corp.	7,304	502,077
Virtu Financial Inc., Class A Shares	28,055	525,751

Total Capital Markets		3,577,737

Consumer Finance - 1.1%
Ally Financial Inc.	16,572	458,879
Bread Financial Holdings Inc.	9,602	360,843
Discover Financial Services	6,875	619,231
Synchrony Financial	15,469	499,339

Total Consumer Finance		1,938,292

Financial Services - 4.8%
Berkshire Hathaway Inc., Class B Shares	4,310	1,552,462	*
Equitable Holdings Inc.	33,006	950,573
Mastercard Inc., Class A Shares	5,149	2,124,683
MGIC Investment Corp.	42,681	750,332
PayPal Holdings Inc.	5,156	322,302	*
Visa Inc., Class A Shares	6,800	1,670,624
Western Union Co.	75,000	926,250

Total Financial Services		8,297,226

Insurance - 1.4%
American International Group Inc.	21,484	1,257,244
Assured Guaranty Ltd.	11,172	657,360
WR Berkley Corp.	7,734	478,425

Total Insurance		2,393,029

TOTAL FINANCIALS		21,801,626

HEALTH CARE - 12.9%
Biotechnology - 2.4%
Alkermes PLC	27,500	802,725	*
Exelixis Inc.	38,672	865,866	*
Neurocrine Biosciences Inc.	6,875	748,619	*
Vertex Pharmaceuticals Inc.	4,984	1,736,126	*

Total Biotechnology		4,153,336

Health Care Providers & Services - 5.2%
Elevance Health Inc.	3,631	1,604,938

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report	3

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Henry Schein Inc.	3,951	$302,410	*
McKesson Corp.	3,204	1,321,073
Molina Healthcare Inc.	5,107	1,583,783	*
Premier Inc., Class A Shares	24,860	535,236
Tenet Healthcare Corp.	10,312	799,799	*
UnitedHealth Group Inc.	6,016	2,867,105

Total Health Care Providers & Services		9,014,344

Health Care Technology - 0.6%
Veeva Systems Inc., Class A Shares	4,743	989,864	*

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	23,203	1,430,465
Jazz Pharmaceuticals PLC	7,304	1,047,102	*
Johnson & Johnson	8,593	1,389,316
Merck & Co. Inc.	23,969	2,612,142
Pfizer Inc.	18,906	668,894
Viatris Inc.	99,019	1,064,454

Total Pharmaceuticals		8,212,373

TOTAL HEALTH CARE		22,369,917

INDUSTRIALS - 8.9%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	2,579	1,156,295

Building Products - 2.5%
Builders FirstSource Inc.	11,172	1,620,387	*
Carlisle Cos. Inc.	3,437	904,000
Owens Corning	12,890	1,855,000

Total Building Products		4,379,387

Commercial Services & Supplies - 0.5%
CoreCivic Inc.	82,698	889,830	*

Construction & Engineering - 0.7%
EMCOR Group Inc.	5,334	1,196,150

Electrical Equipment - 1.0%
Acuity Brands Inc.	6,000	967,680
nVent Electric PLC	15,469	874,617

Total Electrical Equipment		1,842,297

Ground Transportation - 0.9%
CSX Corp.	16,503	498,391
Ryder System Inc.	10,312	1,038,418

Total Ground Transportation		1,536,809

See Notes to Schedule of Investments.

4	Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - 1.3%
PACCAR Inc.	10,957	$901,651
Snap-on Inc.	4,898	1,315,603

Total Machinery		2,217,254

Professional Services - 1.3%
ManpowerGroup Inc.	5,201	410,203
Robert Half Inc.	8,004	591,976
Science Applications International Corp.	1,961	230,731
Verisk Analytics Inc.	4,300	1,041,546

Total Professional Services		2,274,456

TOTAL INDUSTRIALS		15,492,478

INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 1.9%
Arista Networks Inc.	6,445	1,258,258	*
Cisco Systems Inc.	36,198	2,075,955

Total Communications Equipment		3,334,213

Electronic Equipment, Instruments & Components - 0.6%
Avnet Inc.	13,301	675,026
Crane NXT Co.	5,757	341,735

Total Electronic Equipment, Instruments & Components		1,016,761

IT Services - 1.6%
Accenture PLC, Class A Shares	3,867	1,252,019
Amdocs Ltd.	6,875	613,250
Cognizant Technology Solutions Corp., Class A Shares	12,031	861,540

Total IT Services		2,726,809

Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials Inc.	8,593	1,312,667
Lam Research Corp.	2,579	1,811,490
NVIDIA Corp.	9,884	4,878,248
QUALCOMM Inc.	13,202	1,512,025

Total Semiconductors & Semiconductor Equipment		9,514,430

Software - 9.8%
Adobe Inc.	5,363	2,999,740	*
Dolby Laboratories Inc., Class A Shares	11,172	943,699
Dropbox Inc., Class A Shares	56,520	1,570,691	*
Microsoft Corp.	30,938	10,140,239
Splunk Inc.	5,532	670,810	*
Teradata Corp.	18,000	832,860	*

Total Software		17,158,039

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report	5

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 8.0%
Apple Inc.	71,960	$13,519,125
Xerox Holdings Corp.	24,672	392,038

Total Technology Hardware, Storage & Peripherals		13,911,163

TOTAL INFORMATION TECHNOLOGY		47,661,415

MATERIALS - 2.7%
Chemicals - 1.3%
CF Industries Holdings Inc.	11,961	921,834
Huntsman Corp.	51,163	1,425,913

Total Chemicals		2,347,747

Containers & Packaging - 0.5%
International Paper Co.	24,204	845,204

Metals & Mining - 0.9%
Cleveland-Cliffs Inc.	42,969	656,996	*
Steel Dynamics Inc.	8,593	915,928

Total Metals & Mining		1,572,924

TOTAL MATERIALS		4,765,875

REAL ESTATE - 1.9%
Hotel & Resort REITs - 0.5%
Host Hotels & Resorts Inc.	55,483	876,076

Specialized REITs - 1.4%
CubeSmart	8,422	351,282
Lamar Advertising Co., Class A Shares	14,533	1,325,700
Public Storage	3,000	829,140

Total Specialized REITs		2,506,122

TOTAL REAL ESTATE		3,382,198

UTILITIES - 2.1%
Electric Utilities - 1.8%
Entergy Corp.	6,015	572,929
NRG Energy Inc.	19,206	721,185
Pinnacle West Capital Corp.	10,312	796,808
Portland General Electric Co.	21,880	959,657

Total Electric Utilities		3,050,579

Gas Utilities - 0.3%
National Fuel Gas Co.	9,901	532,080

TOTAL UTILITIES		3,582,659

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $136,151,990)		172,024,437

See Notes to Schedule of Investments.

6	Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023
(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost - $1,809,647)	5.257%	1,809,647	$1,809,647	(a)

TOTAL INVESTMENTS - 99.9% (Cost - $137,961,637)			173,834,084
Other Assets in Excess of Liabilities - 0.1%			161,200

TOTAL NET ASSETS - 100.0%			$173,995,284

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$172,024,437	—	—	$172,024,437
Short-Term Investments†	1,809,647	—	—	1,809,647

Total Investments	$173,834,084	—	—	$173,834,084

†	See Schedule of Investments for additional detailed categorizations.

10